Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Property, Plant and Equipment
16	PROPERTY, PLANT AND EQUIPMENT
The changes in property, plant and equipment during the fiscal years ended on December 31, 2022 and 2021 are as follows:

Item	12/31/2022
	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Transfers	Exchange differences	Depreciation for the fiscal year						Residual value at the end of the fiscal year
							Accumulated	Transfers	Decrease	Exchange differences	For the fiscal year	At the end
Cost
Real property	93,362,070	50	595,519	122,169	1,368,237		9,384,580	(78,527)	20,995		2,047,203	11,332,261	83,871,396
Furniture and facilities	12,879,168	10	413,627	1,654	1,491,837	(181)	6,344,990	4	549	(145)	1,149,876	7,494,176	7,288,621
Machinery and equipment	18,318,136	5	2,098,953	5,590	1,052,134	(179)	12,646,651	(1,535)	5,358	(457)	2,692,115	15,331,416	6,132,038
Vehicles	2,602,997	5	449,948	176,501	(9,208)	7,739	2,134,400	(699)	115,344	14	263,049	2,281,420	593,555
Other	1,739	3				(911)	828			(1,058)	558	328	500
Work in progress	3,089,819		2,709,731		(4,503,132)								1,296,418
Right of use real property	7,353,968	5	867,251	96,195		(3,095)	4,104,964		59,692	(255)	1,395,703	5,440,720	2,681,209

Total property, plant and equipment	137,607,897		7,135,029	402,109	(600,132)	3,373	34,616,413	(80,757)	201,938	(1,901)	7,548,504	41,880,321	101,863,737

Item	12/31/2021
	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Transfers (1)	Exchange differences	Depreciation for the fiscal year						Residual value at the end of the fiscal year
							Accumulated	Transfers (1)	Decrease	Exchange differences	For the fiscal year	At the end
Cost
Real property	89,603,312	50	581,468	170,251	3,347,541		7,337,992	191,404	21,520		1,876,704	9,384,580	83,977,490
Furniture and facilities	11,676,005	10	378,954	3,915	828,386	(262)	5,253,668	261	2,039	(218)	1,093,318	6,344,990	6,534,178
Machinery and equipment	16,148,014	5	1,244,554	59,966	987,034	(1,500)	10,158,717	(1,371)	9,007	(984)	2,499,296	12,646,651	5,671,485
Vehicles	2,508,068	5	250,176	161,513	6,266		2,052,788	348	142,235		223,499	2,134,400	468,597
Other	2,591	3	614	808		(658)	1,199		808	(354)	791	828	911
Work in progress	2,465,445		4,292,728		(3,668,354)								3,089,819
Right of use real property	6,104,186	5	1,274,776	47,589	31,279	(8,684)	2,648,786	1,423	40,239	(2,628)	1,497,622	4,104,964	3,249,004

Total property, plant and equipment	128,507,621		8,023,270	444,042	1,532,152	(11,104)	27,453,150	192,065	215,848	(4,184)	7,191,230	34,616,413	102,991,484

(1)	During the fiscal year 2021, under this item transfers were made to non-current assets held for sale.